UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prospector Partners, LLC

Address:  370 Church Street
          Guilford, CT 06437


13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Gillespie
Title:  Managing Member
Phone:  (203) 458-1500


Signature, Place and Date of Signing:

/s/ John D. Gillespie              Hartford, CT                May 13, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____0________

Form 13F Information Table Entry Total:  ____66_______

Form 13F Information Table Value Total: $221,631
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                                VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ACE LTD COM                       COMMON STOCK     G0070K103      4295   103000  SH        SOLE                103000       0    0
ACE LTD COM                       OPTIONS - CALLS  G0070K2HF       834    20000  SH  CALL  SOLE                 20000       0    0
ALLEGHANY CORP DEL NEW COM        COMMON STOCK     017175100      5620    29970  SH        SOLE                 29970       0    0
ALLMERICA FINL CORP COM           COMMON STOCK     019754100      2627    58500  SH        SOLE                 58500       0    0
ALLSTATE CORP COM                 OPTIONS - CALLS  0200022AF      4532   120000  SH  CALL  SOLE                120000       0    0
AMBAC FINANCIAL GROUP INC         COMMON STOCK     023139108      9798   165874  SH        SOLE                165874       0    0
AMERICAN FINICAL HOLDINGS         COMMON STOCK     026075101       215     8093  SH        SOLE                  8093       0    0
AMERICREDIT CORP COM              OPTIONS - PUTS   03060R0PI       570    15000  SH  PUT   SOLE                 15000       0    0
ANNUITY AND LIFE RE HLDGS         COMMON STOCK     G03910109      9123   471500  SH        SOLE                471500       0    0
AON CORP                          COMMON STOCK     037389103     11509   328800  SH        SOLE                328800       0    0
BANK ONE CORP COM                 OPTIONS - PUTS   06423A0PH       418    10000  SH  PUT   SOLE                 10000       0    0
BERKLEY W R CORP COM              COMMON STOCK     084423102      4478    77900  SH        SOLE                 77900       0    0
BERKSHIRE HATHAWAY CL A INC DE    COMMON STOCK     084670108      2276       32  SH        SOLE                    32       0    0
BERKSHIRE HATHAWAY INC CLASS B    COMMON STOCK     084670207     10860     4584  SH        SOLE                  4584       0    0
BISYS GROUP INC COM               COMMON STOCK     055472104       357    10120  SH        SOLE                 10120       0    0
BROWN & BROWN INC COM STK         COMMON STOCK     115236101      3435   109400  SH        SOLE                109400       0    0
CHARLES SCHWAB CORP COM           OPTIONS - CALLS  808513EAC       851    65000  SH  CALL  SOLE                 65000       0    0
CIGNA CORP COM                    COMMON STOCK     125509109      1014    10000  SH        SOLE                 10000       0    0
CLARK/BARDES INC COM              COMMON STOCK     180668105      3816   132500  SH        SOLE                132500       0    0
COUNTRYWIDE CR INDS INC COM       COMMON STOCK     222372104      4309    96300  SH        SOLE                 96300       0    0
CT BANCSHARES COM STK             COMMON STOCK     207540105       275    10000  SH        SOLE                 10000       0    0
EVEREST RE GROUP LTD COM STK      COMMON STOCK     G3223R108      5673    81800  SH        SOLE                 81800       0    0
FIDELITY NATL FINL INC COM        COMMON STOCK     316326107      1720    65200  SH        SOLE                 65200       0    0
FIRST DATA CORP COM               COMMON STOCK     319963104      6501    74510  SH        SOLE                 74510       0    0
FIRST INVS FINL SVCS GROUP IN     COMMON STOCK     32058A101       710   200000  SH        SOLE                200000       0    0
FLEET BOSTON FINANCIAL CORP       COMMON STOCK     339030108       450    12860  SH        SOLE                 12860       0    0
FLEET BOSTON FINANCIAL CORP       OPTIONS - PUTS   3390301PH       350    10000  SH  PUT   SOLE                 10000       0    0
FLEET BOSTON FINANCIAL CORP       OPTIONS - CALLS  3390305AF      2275    65000  SH  CALL  SOLE                 65000       0    0
GALLAGHER ARTHUR J & CO COM       COMMON STOCK     363576109       306     9340  SH        SOLE                  9340       0    0
GOLDMAN SACHS GROUP INC           OPTIONS - PUTS   38141G0PS      1354    15000  SH  PUT   SOLE                 15000       0    0
HALLWOOD RLTY PARTNERS L P        COMMON STOCK     40636T203       630     9000  SH        SOLE                  9000       0    0
HCC INS HLDGS INC COM             COMMON STOCK     404132102      2807   100440  SH        SOLE                100440       0    0
HILB, ROGAL & HAMILTON CO         COMMON STOCK     431294107      2657    85150  SH        SOLE                 85150       0    0
IHOP CORP USD.01 COM              COMMON STOCK     449623107      1527    45300  SH        SOLE                 45300       0    0
INTERACTIVE DATA CORP             COMMON STOCK     45840J107      1188    67700  SH        SOLE                 67700       0    0
INTL SPEEDWAY CORP CL A COM       COMMON STOCK     460335201      1202    26300  SH        SOLE                 26300       0    0
INTUIT INC COM                    COMMON STOCK     461202103      3061    79793  SH        SOLE                 79793       0    0
IPC HOLDINGS LTD COM              COMMON STOCK     G4933P101      1011    31100  SH        SOLE                 31100       0    0
J HANCOCK FINL COM STK            COMMON STOCK     41014S106       909    23800  SH        SOLE                 23800       0    0
LAFARGE NORTH AMER INC            COMMON STOCK     505862102      5266   121800  SH        SOLE                121800       0    0
LANDAMERICA FINANCIAL GROUP       COMMON STOCK     514936103       831    24000  SH        SOLE                 24000       0    0
MARATHON OIL CORP Com             COMMON STOCK     565849106       717    24900  SH        SOLE                 24900       0    0
PACIFIC CENTURY FINL CORP         COMMON STOCK     694058108      5489   210600  SH        SOLE                210600       0    0
PENN-AMER GROUP INC COM           COMMON STOCK     707247102       235    15000  SH        SOLE                 15000       0    0
PEOPLE'S BANK BRIDGEPORT CONN     COMMON STOCK     710198102       986    40000  SH        SOLE                 40000       0    0
PHOENIX COMPANIES INC NEW COM     COMMON STOCK     71902E109      1745    90870  SH        SOLE                 90870       0    0
PORT FINANCIAL CORP COM STK       COMMON STOCK     734119100       896    28400  SH        SOLE                 28400       0    0
PROGRESSIVE                       COMMON STOCK     743315103      1875    11250  SH        SOLE                 11250       0    0
PRUDENTIAL FINANCIAL INC          COMMON STOCK     744320102      2273    73200  SH        SOLE                 73200       0    0
R.H. DONNELLEY CORP COM           COMMON STOCK     74955W307      1186    39000  SH        SOLE                 39000       0    0
SCOTTISH ANNUITY AND LIFE HOLD    COMMON STOCK     G7885T104       323    17000  SH        SOLE                 17000       0    0
TRAVELERS PROPERTY CASUALTY       COMMON STOCK     89420G109     13000   650000  SH        SOLE                650000       0    0
UICI INC COM                      COMMON STOCK     902737105      5725   302100  SH        SOLE                302100       0    0
UNIONBANCAL CORP COM STK          COMMON STOCK     908906100      2976    67600  SH        SOLE                 67600       0    0
UNISOURCE ENERGY CORP HLD CO      COMMON STOCK     909205106      8142   397900  SH        SOLE                397900       0    0
US BANCORP COM                    COMMON STOCK     902973304      5015   222199  SH        SOLE                222199       0    0
US BANCORP COM                    OPTIONS - CALLS  9029734AD       339    15000  SH  CALL  SOLE                 15000       0    0
WACHOVIA CORP Com                 COMMON STOCK     929903102      4486   121000  SH        SOLE                121000       0    0
WACHOVIA CORP Com                 OPTIONS - CALLS  9299031AE      2039    55000  SH  CALL  SOLE                 55000       0    0
WACHOVIA CORP Com                 OPTIONS - CALLS  9299031AF      2039    55000  SH  CALL  SOLE                 55000       0    0
WADDELL & REED FINANCIAL INC      COMMON STOCK     930059100      3050   100038  SH        SOLE                100038       0    0
WASHINGTON POST CO                COMMON STOCK     939640108       790     1300  SH        SOLE                  1300       0    0
WESCO FINANCIAL CROP              COMMON STOCK     950817106       714     2286  SH        SOLE                  2286       0    0
WHITE MOUNTAINS INSURANCE GROUP   COMMON STOCK     G9618E107     34540   100000  SH        SOLE                100000       0    0
WILLIS GROUP HDLS LTD SHARES      COMMON STOCK     G96655108       716    29000  SH        SOLE                 29000       0    0
ZENITH NATL INS CORP              COMMON STOCK     989390109       695    23810  SH        SOLE                 23810       0    0
                 Records                    66  Total Mkt Value 221631



02081.0001 #323376